ACQUISITION OF A SUBSIDIARY (Details Textual)	3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Oct. 04, 2023 shares	Oct. 03, 2023 USD ($) shares
Statement1 [Line Items]
Number of instruments issued or issuable | shares			213,582
TMM [Member]
Statement1 [Line Items]
Equity interests of acquirer transferred in business combination	$ 975,000	$ 975,000		$ 975,000
Number of instruments issued or issuable | shares				106,791
Percentage of premium on base consideration contingently payable				20.00%
Business combination contingent consideration payable including premium				$ 0
Contingent consideration recognised as of acquisition date				3,900,000
TMM [Member] | Bottom of range [member]
Statement1 [Line Items]
Business combination contingent consideration payable including premium				4,277,000
TMM [Member] | Top of range [member]
Statement1 [Line Items]
Business combination contingent consideration payable including premium				5,004,000
TSM [Member]
Statement1 [Line Items]
Equity interests of acquirer transferred in business combination	975,000	975,000		$ 975,000
Number of instruments issued or issuable | shares				106,791
Percentage of premium on base consideration contingently payable				20.00%
Business combination contingent consideration payable including premium				$ 0
Contingent consideration recognised as of acquisition date				3,900,000
TSM [Member] | Bottom of range [member]
Statement1 [Line Items]
Business combination contingent consideration payable including premium				4,277,000
TSM [Member] | Top of range [member]
Statement1 [Line Items]
Business combination contingent consideration payable including premium				$ 5,004,000
TSM And TMM [Member]
Statement1 [Line Items]
Revenue of acquiree	2,829,000
Net income loss of acquiree	$ 328,000
Revenue of combined entity if acqusition would have occurred in the beginning of the financial year		399,984,000
Profit loss of combined entity if acqusition would have occurred in the beginning of the financial year		6,300,000
TSM And TMM [Member] | Other Operating Income (Expense) [Member]
Statement1 [Line Items]
Business combination issuance costs recognized as expenses		$ 155,000